Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Profit before taxation from Continuing operations	$ 16,048	$ 21,401	$ 33,137
Adjustments for:
Depreciation and amortisation expense	5,295	5,061	5,683
Impairments of property, plant and equipment, financial assets and intangibles	3,890	75	515
Net finance costs	1,489	1,531	969
Loss/(profit) from equity accounted investments, related impairments and expenses	2,656	(594)	19
Other	(243)	546	(350)
Changes in assets and liabilities:
Trade and other receivables	(290)	867	(703)
Inventories	(530)	(44)	(865)
Trade and other payables	(27)	(1,086)	727
Provisions and other assets and liabilities	(469)	131	(248)
Cash generated from operations	27,819	27,888	38,884
Dividends received	397	347	1,018
Interest received	724	545	58
Interest paid	(1,680)	(1,090)	(657)
Proceeds of cash management related instruments	361	331	378
Net income tax and royalty-related taxation refunded	547	232	105
Net income tax and royalty-related taxation paid	(7,503)	(9,552)	(10,501)
Net operating cash flows from Continuing operations	20,665	18,701	29,285
Net operating cash flows from Discontinued operations			2,889
Net operating cash flows	20,665	18,701	32,174
Investing activities
Purchases of property, plant and equipment	(8,816)	(6,733)	(5,855)
Exploration and evaluation expenditure	(457)	(350)	(256)
Exploration and evaluation expenditure expensed and included in operating cash flows	399	294	199
Investment in subsidiaries, operations and joint operations, net of cash		(5,868)
Net investment and funding of equity accounted investments	(701)	(557)	(266)
Proceeds from sale of assets	149	444	221
Proceeds from sale of subsidiaries, operations and joint operations net of their cash	1,072	82	1,255
Other investing	(408)	(377)	(271)
Net investing cash flows from Continuing operations	(8,762)	(13,065)	(4,973)
Net investing cash flows from Discontinued operations			(904)
Net cash completion payment on merger of Petroleum with Woodside			(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside			(399)
Net investing cash flows	(8,762)	(13,065)	(6,959)
Financing activities
Proceeds from interest bearing liabilities	5,091	8,182	1,164
Settlements of debt related instruments	(321)	(677)
Repayment of interest bearing liabilities	(7,327)	(3,289)	(3,358)
Distributions to non-controlling interests	(13)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts		(88)	(149)
Dividends paid	(7,675)	(13,268)	(17,851)
Dividends paid to non-controlling interests	(1,424)	(1,175)	(2,540)
Net financing cash flows from Continuing operations	(11,669)	(10,315)	(22,734)
Net financing cash flows from Discontinued operations			(33)
Net financing cash flows	(11,669)	(10,315)	(22,767)
Net increase/(decrease) in cash and cash equivalents from Continuing operations	234	(4,679)	1,578
Net increase in cash and cash equivalents from Discontinued operations			1,952
Net cash completion payment on merger of Petroleum with Woodside			(683)
Cash and cash equivalents disposed on merger of Petroleum with Woodside			(399)
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	12,423	17,236	15,246
Foreign currency exchange rate changes on cash and cash equivalents	(159)	(134)	(458)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 12,498	$ 12,423	$ 17,236